Goodwill, Other Intangible Assets and Intangible Liabilities - Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Finite-lived Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Net		$ 1,596,394	$ 1,683,343
Finite-lived Intangible Assets Acquired	[1]	49,100	178,909
Amortization of Intangible Assets	[2]	(196,635)	(223,887)
Finite-Lived Intangible Assets, Balance Sheet Reclassifications	[3]	(331)	(291)
Finite-Lived Intangible Assets, Spin-Off Distribution			(41,500)
Finite-Lived Intangible Assets, Translation Adjustments		(5,729)	(180)
Finite-Lived Intangible Assets, Net		1,442,799	1,596,394	$ 1,683,343
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-Lived Intangible Assets (Excluding Goodwill)		801,400	833,200
Indefinite-Lived Intangible Assets, Spin-off Distribution			(31,800)
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		(4,000)
Indefinite-Lived Intangible Assets (Excluding Goodwill)		797,400	801,400	833,200
Goodwill [Roll Forward]
Goodwill		3,918,136	3,815,196
Goodwill, Acquired During Period	[1]	30,616	138,497
Goodwill, Spin-Off Distribution			(35,450)
Goodwill, Translation Adjustments		(5,940)	(107)
Goodwill, Impairment Loss		(381,000)	0	0
Goodwill		3,561,812	3,918,136	3,815,196
Total goodwill and other intangible assets		5,802,011	6,315,930
Other Intangible Assets
Finite-lived Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Net		$ 7,815
Finite-Lived Intangible Asset, Useful Life (years)		3 years
Finite-Lived Intangible Assets, Net		$ 10,823	7,815
Lease Contract Intangible Assets
Finite-lived Intangible Assets [Roll Forward]
Amortization of Intangible Assets		(1,000)
Discontinued Operations
Finite-lived Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Net		0	28,682
Finite-lived Intangible Assets Acquired	[1]	0	17,009
Amortization of Intangible Assets	[2]	0	(4,191)
Finite-Lived Intangible Assets, Balance Sheet Reclassifications	[3]	0	0
Finite-Lived Intangible Assets, Spin-Off Distribution			(41,500)
Finite-Lived Intangible Assets, Translation Adjustments		0	0
Finite-Lived Intangible Assets, Net		0	0	28,682
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-Lived Intangible Assets (Excluding Goodwill)		0	31,800
Indefinite-Lived Intangible Assets, Spin-off Distribution			(31,800)
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		0
Indefinite-Lived Intangible Assets (Excluding Goodwill)		0	0	31,800
Goodwill [Roll Forward]
Goodwill		0	15,331
Goodwill, Acquired During Period	[1]	0	20,119
Goodwill, Spin-Off Distribution			(35,450)
Goodwill, Translation Adjustments		0	0
Goodwill, Impairment Loss		0
Goodwill		0	0	15,331
Total goodwill and other intangible assets		0
Television and Entertainment
Goodwill [Roll Forward]
Goodwill, Impairment Loss		(381,000)
Goodwill		723,351
Television and Entertainment | Continuing Operations
Finite-lived Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Net		1,352,867	1,551,599
Finite-lived Intangible Assets Acquired	[1]	0	0
Amortization of Intangible Assets	[2]	(167,321)	(198,441)
Finite-Lived Intangible Assets, Balance Sheet Reclassifications	[3]	(331)	(291)
Finite-Lived Intangible Assets, Spin-Off Distribution			0
Finite-Lived Intangible Assets, Translation Adjustments		0	0
Finite-Lived Intangible Assets, Net		1,185,215	1,352,867	1,551,599
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-Lived Intangible Assets (Excluding Goodwill)		801,400	801,400
Indefinite-Lived Intangible Assets, Spin-off Distribution			0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		(4,000)
Indefinite-Lived Intangible Assets (Excluding Goodwill)		797,400	801,400	801,400
Goodwill [Roll Forward]
Goodwill		3,601,300	3,601,300
Goodwill, Acquired During Period	[1]	0	0
Goodwill, Spin-Off Distribution			0
Goodwill, Translation Adjustments		0	0
Goodwill, Impairment Loss		(381,000)
Goodwill		3,220,300	3,601,300	3,601,300
Total goodwill and other intangible assets		5,202,915
Digital and Data | Intellectual Property
Finite-lived Intangible Assets [Roll Forward]
Finite-lived Intangible Assets Acquired		5,000
Digital and Data | Continuing Operations
Finite-lived Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Net		243,527	103,062
Finite-lived Intangible Assets Acquired	[1]	49,100	161,900
Amortization of Intangible Assets	[2]	(29,314)	(21,255)
Finite-Lived Intangible Assets, Balance Sheet Reclassifications	[3]	0	0
Finite-Lived Intangible Assets, Spin-Off Distribution			0
Finite-Lived Intangible Assets, Translation Adjustments		(5,729)	(180)
Finite-Lived Intangible Assets, Net		257,584	243,527	103,062
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-Lived Intangible Assets (Excluding Goodwill)		0	0
Indefinite-Lived Intangible Assets, Spin-off Distribution			0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		0
Indefinite-Lived Intangible Assets (Excluding Goodwill)		0	0	0
Goodwill [Roll Forward]
Goodwill		316,836	198,565
Goodwill, Acquired During Period	[1]	30,616	118,378
Goodwill, Spin-Off Distribution			0
Goodwill, Translation Adjustments		(5,940)	(107)
Goodwill, Impairment Loss		0
Goodwill		341,512	$ 316,836	$ 198,565
Total goodwill and other intangible assets		$ 599,096

[1]	(1)Acquisitions include the purchase of certain intellectual property on July 1, 2015 for $5 million which will be amortized over a three year period. See Note 5 for additional information regarding other acquisitions.
[2]	Amortization of intangible assets includes $1 million related to lease contract intangible assets and is recorded in cost of sales or selling, general and administrative expense, if applicable, in the Consolidated Statements of Operations.
[3]	Represents net reclassifications which are reflected as an increase to broadcast rights assets in the Consolidated Balance Sheets at December 31, 2015 and December 28, 2014.